Conditional share capital (Narrative) (Detail) - shares	Dec. 31, 2018	Dec. 31, 2017
Conditional Share Capital [Line Items]
Additional shares that could have been issued to fund UBS's employee share option programs	125,126,476	128,000,000
Additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments	380,000,000
UBS AG
Conditional Share Capital [Line Items]
Additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments	380,000,000